Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of cash and cash equivalents [text block] [Abstract]
Schedule of cash and cash equivalents
	As of December 31,
	2021	2020
	MCh$	MCh$
Cash and deposits in banks
Cash	883,322	665,397
Deposits at the Central Bank of Chile	673,396	1,313,394
Deposits in local banks	30,265	1,571
Deposits in banks abroad	1,294,575	822,926
Subtotals – Cash and deposits in banks	2,881,558	2,803,288

Net cash items in process of collection	10,337	91,332

Cash and cash equivalents	2,891,895	2,894,620

Schedule of cash in process of collection and in process
	As of December 31,
	2021	2020
	MCh$	MCh$
Assets
Documents held by other banks (documents to be cleared)	122,474	137,396
Funds receivable	267,797	315,567
Subtotal	390,271	452,963
Liabilities
Funds payable	379,934	361,631
Subtotal	379,934	361,631

Cash in process of collection, net	10,337	91,332